UNAUDITED CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ (12,681)	$ 1,320,429
Adjustments to reconcile net income to net cash used in operating activities:
General and Administrative expenses paid by Sponsor	12,681
Income from investments held in Trust Account		(23,891)
Change in fair value of derivative warrant liabilities		(3,923,200)
Financing cost - derivative warrant liabilities		821,170
Changes in operating assets and liabilities:
Prepaid expenses		(309,283)
Accounts payable		59,689
Accounts payable - related party		165,000
Accrued expenses		903,825
Net cash used in operating activities		(986,261)
Cash Flows from Investing Activities:
Cash deposited in Trust Account		(414,000,000)
Cash used in investing activities		(414,000,000)
Cash Flows from Financing Activities:
Proceeds From Note Payable To Related Party	6,410
Proceeds received from initial public offering, gross		414,000,000
Proceeds from private placement		10,280,000
Repayment of notes payable to related party		(185,116)
Offering costs paid		(8,715,098)
Net cash provided by financing activities	6,410	415,379,786
Net change in cash	6,410	393,525
Cash - beginning of the period	0	6,410
Cash - end of the period	6,410	399,935
Supplemental disclosure of noncash investing and financing activities:
Offering costs included in accrued expenses	194,520	85,000
Offering costs included in accounts payable	116,374
Offering costs included in notes payable	120,858	45,167
Deferred underwriting commissions in connection with the initial public offering		$ 14,490,000
Prepaid expenses paid by Sponsor in exchange for issuance of Class B ordinary shares	17,000
Offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares	$ 8,000